Commitments, contingencies and legal proceedings (Tables)	12 Months Ended
Dec. 31, 2024
Commitments, contingencies and legal proceedings
Schedule of contractual obligations

EURm	Within 1 year	1-5 years	More than 5 years
2024
Purchase obligations	2 538	697	3
Lease commitments(1)	9	86	573
2023
Purchase obligations	3 630	767	14
Lease commitments(1)	—	54	570
(1)Relates to lease contracts that had not yet commenced as at the reporting date.

Schedule of guarantees and other contingent commitments

EURm	2024	2023
Guarantees on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	964	1 477
Non-commercial guarantees	498	615
Corporate guarantees(2)
Commercial guarantees(1)	263	325
Non-commercial guarantees	33	35
Financing commitments
Customer finance commitments(3)	11	5
Venture fund commitments(4)	306	381
(1)Commercial guarantees are guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements; these include tender bonds, performance bonds and warranty bonds.
(2)Corporate guarantees are guarantees with a primary obligation that are issued to
Nokia’s customers and other third parties.
(3)Customer finance commitments are available under customer loan facilities.
Availability of the facility depends on the borrower’s continuing compliance with the agreed financial and operational covenants, and other administrative terms of the facility. The loan facilities are primarily available to fund purchases of network infrastructure equipment and services. Refer to Note 4.5. Trade receivables and other customer-related balances.
(4)As a limited partner in NGP Capital and certain other funds making technology-
related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.